Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

Note 21—Fair value measurement

The guidance related to “Fair Value Measurement” included in ASC 820 defines fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date and establishes a framework for measuring fair value. It establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and expands the disclosures about instruments measured at fair value. ASC 820 requires consideration of a company’s own creditworthiness when valuing liabilities.

The standard provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

Following is a description of our valuation methodologies for assets and liabilities measured at fair value. We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on a AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

ASC 820 established a three-level valuation hierarchy for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are recent quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include debt and equity securities and derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market observable data. Examples in this category are certain variable and fixed rate agency and non-agency securities, corporate debt securities and derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Examples in this category include interests in certain securitized financial assets, certain private equity investments, and derivative contracts that are highly structured or long-dated.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market mutual funds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.

For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers. The pricing sources receive their daily observed trade price and other information feeds from the inter-dealer brokers.

For securities with bond insurance, the financial strength of the insurance provider is analyzed and that information is included in the fair value assessment for such securities.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 primarily include other debt securities and securities of state and political subdivisions.

At Dec. 31, 2012, more than 99% of our securities were valued by pricing sources with reasonable levels of price transparency. Less than 1% of our securities were priced based on economic models and non-binding dealer quotes, and are included in Level 3 of the ASC 820 hierarchy.

Consolidated collateralized loan obligations

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Based on the structure of the CLOs, the valuation of the assets is attributable to the senior note holders. Changes in the values of assets and liabilities are reflected in the income statement as investment income and interest of investment management fund note holders, respectively.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchanged-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters and we classify them in Level 2 of the valuation hierarchy. Such derivatives include basic swaps and options and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples include long-dated interest rate or currency swaps and options, where parameters may be unobservable for longer maturities; and certain products, where correlation risk is unobservable. The fair value of these derivatives compose less than 1% of our derivative financial instruments. Additional disclosures of derivative instruments are provided in Note 24 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in Other assets and Other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors; as part of that activity we make seed capital investments in certain funds. Seed capital is included in other assets. When applicable, we value seed capital based on the published NAV of the fund. We include funds in which ownership interests in the fund are publicly traded in an active market and institutional funds in which investors trade in and out daily in Level 1 of the valuation hierarchy. We include open-end funds where investors are allowed to sell their ownership interest back to the fund less frequently than daily and where our interest in the fund contains no other rights or obligations in Level 2 of the valuation hierarchy. However, we generally include investments in funds that allow investors to sell their ownership interest back to the fund less frequently than monthly in Level 3, unless actual redemption prices are observable.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund. To the extent the NAV measurements reported for the investments are based on unobservable inputs or include other rights and obligations (e.g., obligation to meet cash calls), we generally classify them in Level 3 of the valuation hierarchy.

Certain interests in securitizations

For certain interests in securitizations which are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Private equity investments

Our Other segment includes holdings of nonpublic private equity investment through funds managed by third-party investment managers. We value private equity investments initially based upon the transaction price, which we subsequently adjust to reflect expected exit values as evidenced by financing and sale transactions with third parties or through ongoing reviews by the investment managers.

Private equity investments also include publicly held equity investments, generally obtained through the initial public offering of privately held equity investments. These equity investments are often held in a partnership structure. Publicly held investments are marked-to-market at the quoted public value less adjustments for regulatory or contractual sales restrictions or adjustments to reflect the difficulty in selling a partnership interest.

Discounts for restrictions are quantified by analyzing the length of the restriction period and the volatility of the equity security. Publicly held private equity investments are primarily classified in Level 2 of the valuation hierarchy.

The following tables present the financial instruments carried at fair value at Dec. 31, 2012 and 2011, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2012.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$18,003	$-	$-	$-	$18,003
U.S. Government agencies	-	1,074	-	-	1,074
Sovereign debt	41	9,383	-	-	9,424
State and political subdivisions (b)	-	6,077	45	-	6,122
Agency RMBS	-	34,193	-	-	34,193
Alt-A RMBS	-	279	-	-	279
Prime RMBS	-	728	-	-	728
Subprime RMBS	-	452	-	-	452
Other RMBS	-	2,794	-	-	2,794
Commercial MBS	-	3,139	-	-	3,139
Asset-backed CLOs	-	1,282	-	-	1,282
Other asset-backed securities	-	2,131	-	-	2,131
Equity securities	27	-	-	-	27
Money market funds (b)	2,190	-	-	-	2,190
Corporate bonds	-	1,585	-	-	1,585
Other debt securities	-	2,368	-	-	2,368
Foreign covered bonds	2,995	723	-	-	3,718
Alt-A RMBS (c)	-	1,970	-	-	1,970
Prime RMBS (c)	-	1,010	-	-	1,010
Subprime RMBS (c)	-	130	-	-	130
Total available-for-sale	23,256	69,318	45	-	92,619
Trading assets:
Debt and equity instruments (d)	912	4,116	48	-	5,076
Derivative assets (e):
Interest rate	36	22,734	19	N/A
Foreign exchange	3,364	148	1	N/A
Equity	121	152	38	N/A
Total derivative assets	3,521	23,034	58	(22,311)	4,302
Total trading assets	4,433	27,150	106	(22,311)	9,378
Other assets (f)	135	1,044	120	-	1,299
Subtotal assets of operations at fair value	27,824	97,512	271	(22,311)	103,296
Percentage of assets prior to netting	22%	78%	-
Assets of consolidated investment management funds:
Trading assets	182	10,735	44	-	10,961
Other assets	390	130	-	-	520
Total assets of consolidated investment management funds	572	10,865	44	-	11,481
Total assets	$28,396	$108,377	$315	$(22,311)	$114,777
Percentage of assets prior to netting	21%	79%	-
Trading liabilities:
Debt and equity instruments	$1,121	$659	$-	$-	$1,780
Derivative liabilities (e):
Interest rate	-	23,173	168	N/A
Foreign exchange	3,535	97	-	N/A
Equity	91	266	56	N/A
Total derivative liabilities	3,626	23,536	224	(20,990)	6,396
Total trading liabilities	4,747	24,195	224	(20,990)	8,176
Long-term debt (b)	-	345	-	-	345
Other liabilities (g)	224	354	-	-	578
Subtotal liabilities at fair value	4,971	24,894	224	(20,990)	9,099
Percentage of liabilities prior to netting	17%	82%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,152	-	-	10,152
Other liabilities	-	29	-	-	29
Total liabilities of consolidated investment management funds	-	10,181	-	-	10,181
Total liabilities	$4,971	$35,075	$224	$(20,990)	$19,280
Percentage of liabilities prior to netting	12%	87%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2011
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$17,326	$-	$-	$-	$17,326
U.S. Government agencies	-	958	-	-	958
Sovereign debt	44	11,910	-	-	11,954
State and political subdivisions (b)	-	2,694	45	-	2,739
Agency RMBS	-	26,796	-	-	26,796
Alt-A RMBS	-	273	-	-	273
Prime RMBS	-	815	-	-	815
Subprime RMBS	-	418	-	-	418
Other RMBS	-	903	-	-	903
Commercial MBS	-	3,339	-	-	3,339
Asset-backed CLOs	-	1,444	-	-	1,444
Other asset-backed securities	-	532	-	-	532
Equity securities	9	21	-	-	30
Money market funds (b)	973	-	-	-	973
Corporate bonds	-	1,738	-	-	1,738
Other debt securities	-	2,622	3	-	2,625
Foreign covered bonds	1,820	605	-	-	2,425
Alt-A RMBS (c)	-	1,879	-	-	1,879
Prime RMBS (c)	-	1,175	-	-	1,175
Subprime RMBS (c)	-	125	-	-	125
Total available-for-sale	20,172	58,247	48	-	78,467
Trading assets:
Debt and equity instruments (d)	485	1,655	63	-	2,203
Derivative assets (e):
Interest rate	164	26,434	54	N/A
Foreign exchange	4,519	113	-	N/A
Equity	91	284	43	N/A
Other	-	3	-	N/A
Total derivative assets	4,774	26,834	97	(26,047)	5,658
Total trading assets	5,259	28,489	160	(26,047)	7,861
Loans	-	10	-	-	10
Other assets (f)	672	1,019	157	-	1,848
Subtotal assets of operations at fair value	26,103	87,765	365	(26,047)	88,186
Percentage of assets prior to netting	23%	77%	-
Assets of consolidated investment management funds:
Trading assets	323	10,428	-	-	10,751
Other assets	453	143	-	-	596
Total assets of consolidated investment management funds	776	10,571	-	-	11,347
Total assets	$26,879	$98,336	$365	$(26,047)	$99,533
Percentage of assets prior to netting	22%	78%	-
Trading liabilities:
Debt and equity instruments	$418	$537	$-	$-	$955
Derivative liabilities (e):
Interest rate	-	27,201	239	N/A
Foreign exchange	4,311	44	-	N/A
Equity	55	200	75	N/A
Total derivative liabilities	4,366	27,445	314	(25,009)	7,116
Total trading liabilities	4,784	27,982	314	(25,009)	8,071
Long-term debt (b)	-	326	-	-	326
Other liabilities (g)	14	368	-	-	382
Subtotal liabilities at fair value	4,798	28,676	314	(25,009)	8,779
Percentage of liabilities prior to netting	14%	85%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	-	10,053	-	-	10,053
Other liabilities	2	30	-	-	32
Total liabilities of consolidated investment management funds	2	10,083	-	-	10,085
Total liabilities	$4,800	$38,759	$314	$(25,009)	$18,864
Percentage of liabilities prior to netting	11%	88%	1%
(a)	ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting cannot be disaggregated by product.
(b)	Includes certain interests in securitizations.
(c)	Previously included in the Grantor Trust.
(d)	Includes loans classified as trading assets and certain interests in securitizations.
(e)	The Level 1, 2 and 3 fair values of derivative assets and derivative liabilities are presented on a gross basis.
(f)	Includes private equity investments, seed capital, a brokerage account, and derivatives in designated hedging relationships.
(g)	Includes derivatives in designated hedging relationships.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2012					Dec. 31, 2011
	Total carrying	Ratings				Total carrying	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)	value (a)					value (a)
Alt-A RMBS, originated in:
2006-2007	$111	-%	-%	-%	100%	$99	-%	-%	-%	100%
2005	107	-	-	-	100	113	-	-	-	100
2004 and earlier	61	4	9	25	62	61	27	13	47	13
Total Alt-A RMBS	$279	1%	2%	6%	91%	$273	6%	3%	11%	80%
Prime RMBS, originated in:
2007	$106	-%	-%	45%	55%	$121	38%	4%	-%	58%
2006	70	-	-	-	100	75	-	-	-	100
2005	215	-	33	7	60	230	32	-	-	68
2004 and earlier	337	16	42	7	35	389	29	38	11	22
Total prime RMBS	$728	7%	29%	12%	52%	$815	28%	19%	5%	48%
Subprime RMBS, originated in:
2007	$-	-%	-%	-%	-%	$2	-%	2%	98%	-%
2005	108	4	8	34	54	82	23	12	29	36
2004 and earlier	344	3	4	6	87	334	5	15	18	62
Total subprime RMBS	$452	3%	5%	13%	79%	$418	8%	14%	21%	57%
Commercial MBS—Domestic, originated in:
2009-2012	$283	97%	3%	-%	-%	$200	100%	-%	-%	-%
2008	24	59	41	-	-	25	16	84	-	-
2007	707	78	16	6	-	789	66	26	8	-
2006	900	85	14	1	-	892	85	15	-	-
2005	640	98	1	1	-	696	94	6	-	-
2004 and earlier	285	100	-	-	-	403	97	2	1	-
Total commercial MBS—Domestic	$2,839	89%	9%	2%	-%	$3,005	84%	14%	2%	-%
Foreign covered bonds:
Canada	$925	100%	-%	-%	-%	$795	100%	-%	-%	-%
Germany	866	98	2	-	-	1,461	99	1	-	-
United Kingdom	756	100	-	-	-	25	100	-	-	-
Netherlands	360	100	-	-	-	26	100	-	-	-
Other	811	100	-	-	-	118	100	-	-	-
Total foreign covered bonds	$3,718	100%	-%	-%	-%	$2,425	100%	-%	-%	-%
European floating rate notes—available-for-sale:
United Kingdom	$1,873	79%	19%	2%	-%	$686	72%	28%	-%	-%
Netherlands	841	100	-	-	-	47	35	65	-	-
Ireland	161	15	-	-	85	203	-	50	47	3
Italy	125	-	100	-	-	150	100	-	-	-
Australia	77	94	6	-	-	101	91	9	-	-
Germany	68	-	9	-	91	93	21	6	73	-
France	-	-	-	-	-	9	100	-	-	-
Luxembourg	-	-	-	-	-	140	-	100	-	-
Total European floating rate notes—available-for-sale	$3,145	77%	15%	2%	6%	$1,429	55%	34%	11%	-%
Sovereign debt:
United Kingdom	$4,771	100%	-%	-%	-%	$4,526	100%	-%	-%	-%
Netherlands	2,054	100	-	-	-	2,230	100	-	-	-
Germany	1,646	100	-	-	-	2,347	100	-	-	-
France	897	100	-	-	-	2,790	100	-	-	-
Other	56	100	-	-	-	61	97	3	-	-
Total sovereign debt	$9,424	100%	-%	-%	-%	$11,954	100%	-%	-%	-%
Alt-A RMBS (b), originated in:
2006-2007	$1,128	-%	-%	-%	100%	$1,042	-%	-%	-%	100%
2005	622	4	-	1	95	628	5	-	1	94
2004 and earlier	220	-	2	12	86	209	-	4	27	69
Total Alt-A RMBS (b)	$1,970	1%	-%	2%	97%	$1,879	2%	-%	3%	95%
Prime RMBS (b), originated in:
2006-2007	$601	-%	-%	-%	100%	$678	-%	-%	-%	100%
2005	378	-	1	2	97	465	-	4	-	96
2004 and earlier	31	-	8	24	68	32	9	-	22	69
Total prime RMBS (b)	$1,010	-%	1%	1%	98%	$1,175	-%	2%	1%	97%
Subprime RMBS (b), originated in:
2005-2007	$94	-%	-%	-%	100%	$88	-%	-%	-%	100%
2004 and earlier	36	5	-	36	59	37	5	34	-	61
Total subprime RMBS (b)	$130	2%	-%	10%	88%	$125	2%	10%	-%	88%
(a)	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(b)	Previously included in the Grantor Trust.

Changes in Level 3 fair value measurements

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

The Company has a Level 3 Pricing Committee which validates the valuation techniques used in determining the fair value of Level 3 assets and liabilities.

The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2012
	Available-for-sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)		Other assets	Total assets of operations	Assets of consolidated management funds
Fair value at Dec. 31, 2011	$45		$3		$63		$97		$157	$365	$-
Transfers out of Level 3	-		-		-		(5)		-	(5)	-
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	3	(b)	(3	) (b)	(2	) (c)	(44	) (c)	7 (d)	(39)	-	(e)
Purchases, sales and settlements:			-
Purchases	-		-		-		10		19	29	44
Sales	-		-		(13)		-		(55)	(68)	-
Settlements	(3)		-		-		-		(8)	(11)	-
Fair value at Dec. 31, 2012	$45		$-		$48		$58		$120	$271	$44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$(3)		$(23)		$2	$(24)	$-
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.
(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2012
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities (a)
Fair value at Dec. 31, 2011	$314		$314
Transfers out of Level 3	(8)		(8)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(82	) (b)	(82)
Fair value at Dec. 31, 2012	$224		$224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(30)		$(30)
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2011
	Available-for- sale securities				Trading assets
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets (a)	Loans	Other assets	Total assets
Fair value at Dec. 31, 2010	$10		$58		$32		$119	$6	$113	$338
Transfers into Level 3	35		-		25		48	-	49	157
Transfers out of Level 3	-		(55)		-		(84)	(2)	(3)	(144)
Total gains or (losses):
Included in earnings (or changes in net assets)	-	(b)	-	(b)	6	(c)	15 (c)	-	9 (d)	30
Purchases, issuances, sales and settlements:
Purchases	-		-		-		-	-	4	4
Issuances	-		-		-		-	1	-	1
Sales	-		-		-		-	-	(15)	(15)
Settlements	-		-		-		(1)	(5)	-	(6)
Fair value at Dec. 31, 2011	$45		$3		$63		$97	$-	$157	$365
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$4		$15	$-	$-	$19
(a)	Derivative assets are reported on a gross basis.
(b)	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
(c)	Reported in foreign exchange and other trading revenue.
(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2011
	Trading liabilities
(in millions)	Debt and equity instruments	Derivative liabilities (a)	Other liabilities		Total liabilities
Fair value at Dec. 31, 2010	$6	$171	$2		$179
Transfers into Level 3	-	77	-		77
Transfers out of Level 3	-	(9)	-		(9)
Total (gains) or losses:
Included in earnings (or changes in net liabilities)	-	88 (b)	(2	) (c)	86
Purchases, issuances, sales and settlements:
Settlements	(6)	(13)	-		(19)
Fair value at Dec. 31, 2011	$-	$314	$-		$314
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$-	$142	$-		$142
(a)	Derivative liabilities are reported on a gross basis.
(b)	Reported in foreign exchange and other trading revenue.
(c)	Reported in investment and other income.

Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2012 and 2011.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2012 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$183	$23	$206
Other assets (b)	-	79	-	79
Total assets at fair value on a nonrecurring basis	$-	$262	$23	$285

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2011 (in millions)	Level 1	Level 2	Level 3	Total carrying value
Loans (a)	$-	$178	$43	$221
Other assets (b)	-	126	-	126
Total assets at fair value on a nonrecurring basis	$-	$304	$43	$347
(a)	During the years ended Dec. 31, 2012 and 2011, the fair value of these loans was reduced $20 million and $32 million, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Level 3 unobservable inputs

The following tables present the unobservable inputs used in valuation of assets and liabilities classified as Level 3 within the fair value hierarchy.

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$45	Discounted cash flow	Expected credit loss	6%-36%
Trading assets:
Debt and equity instruments:
Structured debt	28	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	15% 11%-17%
Distressed debt	20	Discounted cash flow	Expected maturity Credit spreads	2-15 years 200-950 bps
Derivative assets:
Interest rate:
Structured foreign exchange swaptions	19	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Foreign exchange contracts:
Long-term foreign exchange options	1	Option pricing model (a)	Long-term foreign exchange volatility	18%
Equity:
Equity options	38	Option pricing model (a)	Long-term equity volatility	23%-30%
Measured on a nonrecurring basis:
Loans	23	Discounted cash flows	Timing of sale Cap rate Cost to complete/sell	0-18 months 8% 0%-30%

Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2012	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate:
Structured foreign exchange swaptions	$168	Option pricing model (a)	Correlation risk Long-term foreign exchange volatility	0%-25% 11%-17%
Equity:
Equity options	56	Option pricing model (a)	Long-term equity volatility	23%-32%
(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods—see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The assumptions we used at Dec. 31, 2012 and Dec. 31, 2011 include discount rates ranging principally from 0.01% to 4.86%. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value is as follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.

Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include U.S. Treasury securities.

If quoted market prices are not available for identical assets and liabilities, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits are comprised of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value due to demand feature of the payables to customers and broker-dealers and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses, commercial paper and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts. Overdrafts are typically repaid within two days. The estimated fair value of our commercial paper is based on discount and duration of the commercial paper. Our commercial paper matures within 397 days from date of issue and is not redeemable prior to maturity or subject to voluntary prepayment. Our commercial paper is included in Level 2 of the valuation hierarchy. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.

Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.

Summary of financial instruments
	Dec. 31, 2012					Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount	Estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$-	$90,110	$-	$90,110	$90,110	$90,243	$90,243
Interest-bearing deposits with banks	-	43,936	-	43,936	43,910	36,381	36,321
Federal funds sold and securities purchased under resale agreements	-	6,593	-	6,593	6,593	4,510	4,510
Securities held-to-maturity	1,070	7,319	-	8,389	8,205	3,540	3,521
Loans	-	44,031	-	44,031	44,010	41,166	40,970
Other financial assets	4,727	1,115	-	5,842	5,842	5,336	5,336
Total	$5,797	$193,104	$-	$198,901	$198,670	$181,176	$180,901
Liabilities:
Noninterest-bearing deposits	$-	$93,019	$-	$93,019	$93,019	$95,335	$95,335
Interest-bearing deposits	-	153,030	-	153,030	153,076	123,759	123,759
Federal funds purchased and securities sold under repurchase agreements	-	7,427	-	7,427	7,427	6,267	6,267
Payables to customers and broker-dealers	-	16,095	-	16,095	16,095	12,671	12,671
Borrowings	-	1,883	-	1,883	1,883	2,376	2,376
Long-term debt	-	19,397	-	19,397	18,530	20,459	19,933
Total	$-	$290,851	$-	$290,851	$290,030	$260,867	$260,341

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2012:
Interest-bearing deposits with banks	$11,328	$11,328	$38	$(224)
Securities available-for-sale	5,597	5,355	12	(339)
Deposits	10	10	1	-
Long-term debt	15,100	14,314	911	(4)
At Dec. 31, 2011:
Interest-bearing deposits with banks	$8,789	$8,789	$441	$(17)
Securities available-for-sale	4,354	4,009	-	(289)
Deposits	10	10	1	-
Long-term debt	15,048	14,262	964	(9)